Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 26, 2015
Equity [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The following table summarizes stock-based compensation in our accompanying condensed consolidated statements of operations (in thousands):

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013

Cost of revenue	$236	$156	$161
Selling and marketing	813	582	348
Research and development	760	437	356
General and administrative	3,116	2,704	997
Loss from discontinued operations	589	1,926	—
Total stock-based compensation	$5,514	$5,805	$1,862

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table presents the assumptions used to estimate the fair value of options granted during the periods presented:

	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013
Risk-free interest rate	N/A	1.81 - 1.95%	1.23 - 2.00%
Expected term (years)	N/A	6.25	6.25
Volatility	N/A	47.1 - 56.3%	44.6%
Expected dividend yield	N/A	—	—

Schedule of Share-based Compensation, Activity
A summary of stock option activity for the year ended December 26, 2015 was as follows (in thousands for shares and intrinsic value):

	Stock Options				Restricted Stock Units
	Shares	Weighted-Average Remaining Contractual Term (Years)	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Shares	Weighted-Average Grant Date Fair Value
Outstanding as of December 27, 2014	4,270	7.17	$6.47	$14,373	—	$—
Granted (1)	—		—		1,947	7.49
Settled (RSUs)	—		—		(214)	7.78
Exercised	(257)		2.22		—	—
Canceled and forfeited	(531)		8.2		(427)	7.6
Outstanding as of December 26, 2015	3,482	5.93	$6.52	$8,891	1,306	$7.42
Vested and exercisable as of December 26, 2015	2,769	5.49	5.29	8,421	—	—
Vested and expected to vest as of December 26, 2015	3,404	5.88	$6.37	$8,860	1,056	7.42
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(1) For RSUs, includes both time-based and performance-based restricted stock units
(2) Options and RSUs expected to vest reflect an estimated forfeiture rate

Schedule of Stock by Class
As of December 26, 2015, we had reserved the following shares of common stock for future issuance in connection with the following:

December 26, 2015

Contingent consideration payable in common stock	106,000
Options issued and outstanding	3,481,750
Restricted stock units issued and outstanding	1,305,628
Common stock available for stock-based award grants under incentive award plans	3,337,574
Total	8,230,952